ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of changes in the components of AOCI and related tax effects

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$58,920	$(8,834)	$3,012	$(13,219)	$39,879
Tax asset (liability)	—	3,286	(1,136)	4,619	6,769

Beginning balance, net of tax	58,920	(5,548)	1,876	(8,600)	46,648
Other comprehensive income before reclassifications	(13,751)	—	(426)	(220)	(14,397)
Amounts reclassified from accumulated other comprehensive income	—	177	(941)	1,556	792
Tax effects	—	(64)	516	(494)	(42)

Net current-period other comprehensive income	(13,751)	113	(851)	842	(13,647)

BALANCE—March 31, 2013	$45,169	$(5,435)	$1,025	$(7,758)	$33,001

	2012	2011
Cumulative foreign currency translation adjustment	$58,920	$43,836
Pension liability adjustment net of taxes of $3,286 and $3,267, respectively	(5,548)	(5,394)
Unrealized gains on retained interests net of taxes of $1,136 and $1,959, respectively	1,876	3,234
Unrealized loss on derivative financial instruments net of taxes of $4,619 and $6,957, respectively	(8,600)	(12,960)

Total	$46,648	$28,716

Schedule of reclassifications out of AOCI and the location on the consolidated statements of income

The reclassifications out of AOCI and the location on the consolidated statements of income for the three months ended March 31, 2013 are as follows:

Details about AOCI Components	Amounts Reclassified from AOCI	Affected Line Item
Amortization of defined benefit pension items:
Insignificant items	$(177)

	(177)	Income before taxes
	64	Income tax provision

	$(113)	Net of tax

Unrealized gains on retained interests:
	$941	Other income

	941	Income before taxes
	(355)	Income tax benefit

	$586	Net of tax

Unrealized losses on derivatives:
	$(1,556)	Interest expense to third parties

	(1,556)	Income before taxes
	553	Income tax benefit

	$(1,003)	Net of tax